Trade Payables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Trade Payables [Abstract]
Schedule of Trade Payables	Trade payables consist of the following:
	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Trade payables due to related parties	3,140,617	2,716,238
Employee related payables	50,544	47,752
Others	5,460,146	4,038,790
	8,651,307	6,802,780
Trade payables consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Trade payables due to related parties	2,716,238
Trade payables – Others	$4,038,790	$571,773
Employee related payables	47,752	369,389
	$6,802,780	$941,162